Financial Instruments And Risk Management - Risk Management (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2018 USD ($) $ / bbl	Dec. 31, 2018 CAD ($) $ / bbl	Dec. 31, 2016 CAD ($)
Risk Management Strategy Related to Hedge Accounting
Forward starting swaps		$ 1,052.0		$ 1,384.0
Weighted average interest rate on total debt		5.50%	5.40%	5.40%
Cash and cash equivalents		$ 2,672.0		$ 2,221.0	$ 3,016.0
Total credit facilities				8,398.0
Total unutilized credit facilities				$ 3,898.0
Commodity Price Risk
Risk Management Strategy Related to Hedge Accounting
Increase in price per barrel of crude oil | $ / bbl			10.00	10.00
Decrease in pre tax earnings for the company's outstanding derivative financial instruments	$ 39.0	196.0
Foreign Currency Exchange Risk
Risk Management Strategy Related to Hedge Accounting
Strengthening in the Cdn$ relative to the US$	1.00%
Gains (losses) on change in value of foreign currency basis spreads, net of tax	$ 167.0	142.0
Liquidity Risk
Risk Management Strategy Related to Hedge Accounting
Cash and cash equivalents				$ 2,200.0
Total credit facilities				8,400.0
Total unutilized credit facilities				3,900.0
Unused capacity under a Canadian debt shelf prospectus				$ 3,000.0
Unused capacity under Canadian and U.S. universal shelf prospectus			$ 3,000
Variable interest rates | Interest Rate Risk
Risk Management Strategy Related to Hedge Accounting
Increase in interest rates	1.00%
Increase (decrease) in pre-tax earnings from increase in interest rates	$ (10.0)	$ 6.0
Proportion of floating interest rate exposure	18.60%	14.90%
Weighted average | Fixed interest rates | Interest Rate Risk
Risk Management Strategy Related to Hedge Accounting
Weighted average interest rate on total debt		5.70%	5.40%	5.40%